Goldman Sachs Retirement Portfolio Completion Fund
Goldman Sachs Retirement Portfolio Completion Fund—Summary
Investment Objective
The Goldman Sachs Retirement Portfolio Completion Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 35 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-103 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (Fees paid directly from your investment):
Shareholder Fees - Goldman Sachs Retirement Portfolio Completion Fund		Class A	Class C	Institutional	Class IR	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Retirement Portfolio Completion Fund		Class A	Class C	Institutional	Class IR	Class R	Class R6
Management Fees		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	none	0.50%	none
Other Expenses	[1],[2]	5.21%	5.55%	5.08%	5.31%	5.30%	5.06%
Service Fees		none	0.25%	none	none	none	none
All Other Expenses		5.21%	5.30%	5.08%	5.31%	5.30%	5.06%
Acquired (Underlying) Fund Fees and Expenses	[3]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	[4]	6.09%	6.93%	5.71%	5.94%	6.43%	5.69%
Fee Waiver and Expense Limitation	[5]	(5.10%)	(5.21%)	(5.13%)	(5.21%)	(5.21%)	(5.13%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	[4]	0.99%	1.72%	0.58%	0.73%	1.22%	0.56%
[1]	The Fund's "Other Expenses" have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes. The "Other Expenses" for Class R6 Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Fund's "Acquired (Underlying) Fund Fees and Expenses" have been restated to reflect fees and expenses expected to be incurred during the current fiscal year.
[4]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.
[5]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meetings, litigation, indemnification and extraordinary expenses) to 0.064% of the Fund's average daily net assets, and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. Each arrangement will remain in effect through at least July 31, 2016, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Goldman Sachs Retirement Portfolio Completion Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	472	1,678	2,858	5,697
Class C Shares	275	1,579	2,929	6,083
Institutional Shares	59	1,243	2,410	5,257
Class IR Shares	75	1,302	2,506	5,418
Class R Shares	124	1,440	2,718	5,757
Class R6 Shares	57	1,237	2,401	5,242

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Retirement Portfolio Completion Fund | Class C Shares | USD ($)	175	1,579	2,929	6,083

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2014 was 19% of the average value of its portfolio.
Principal Strategy
The Fund is designed to provide retirement investors of all ages (i.e., both those who are approaching or planning for retirement and those who are currently retired) with access to certain asset classes that are typically underrepresented in retirement savings portfolios (the “Underlying Asset Classes”). The Fund’s Investment Adviser believes that the Underlying Asset Classes may provide return, risk, and correlation characteristics complementary to a portfolio of more traditional investments, such as large cap equities or investment grade fixed income. The Fund may also be used by non-retirement investors seeking exposure to the Underlying Asset Classes. The Fund currently intends to gain exposure to the Underlying Asset Classes set forth in the table below, principally through the use of the securities and derivatives indicated:

Underlying Asset Class	Principal Investments Used to Obtain Exposure
US Inflation Linked Government Bonds	Fixed income securities
Global Real Estate Investment Trusts (global “REITs”)	Equity securities
Commodities	Publicly traded partnerships (“PTPs”), Exchange Traded Funds (“ETFs”), investment companies
Emerging Markets Equity	ETFs, futures (including equity index futures, synthetic futures, or other over-the-counter futures), equity index swaps, currency forwards
Emerging Markets Sovereign Credit	Indexed credit default swaps
North American High Yield Corporate Credit	Indexed credit default swaps
Return and Risk Patterns of a Diversified Universe of Hedge Funds	Goldman Sachs Absolute Return Tracker Fund (GJRTX)

Allocations Among the Underlying Asset Classes

The Investment Adviser allocates the Fund’s assets among the Underlying Asset Classes according to a proprietary rules-based, quantitative methodology. Each Underlying Asset Class (other than Return and Risk Patterns of a Diversified Universe of Hedge Funds) is represented by an index broadly representative of that asset class (the “Underlying Indices”). The Fund’s Underlying Asset Class allocations are rebalanced semi-annually. The Investment Adviser seeks to target approximately equal risk contributions from each Underlying Asset Class to the overall risk profile of the Fund, while at the same time allocating a maximum of 20% and a minimum of 5% of the Fund’s assets to each Underlying Asset Class at the time of each rebalancing. However, the Fund’s actual allocations will drift between rebalance dates, due to market movements or other factors, and the Investment Adviser may, in its discretion, but is not required to, reduce the Fund’s exposure to any Underlying Asset Class at other times to the extent that the Underlying Asset Class greatly exceeds 20% of the Fund’s portfolio. The Investment Adviser may, in its discretion, make changes to its methodology or quantitative techniques (or use other quantitative techniques that are based on the Investment Adviser’s proprietary research), target allocations and Underlying Asset Classes.

Investments in the Underlying Asset Classes

Once the Investment Adviser has determined the allocations to each Underlying Asset Class, it employs a passive investment approach with respect to achieving exposure to those Underlying Asset Classes (other than Return and Risk Patterns of a Diversified Universe of Hedge Funds) within the Fund. Under that approach, Investment Adviser utilizes the Underlying Indices as a reference for making investments for the Fund in the Underlying Asset Classes (other than Return and Risk Patterns of a Diversified Universe of Hedge Funds). While the Fund will not attempt to fully replicate the investments of any Underlying Index, the Fund will attempt to approximate the investment characteristics and performance of each Underlying Index, and thus the investment characteristics and performance of each related Underlying Asset Class. The Fund will not attempt to exceed the performance of any Underlying Index.

Return and Risk Patterns of a Diversified Universe of Hedge Funds

The Investment Adviser intends to gain exposure to the return and risk patterns of a diversified universe of hedge funds by investing in the Goldman Sachs Absolute Return Tracker Fund, an affiliated mutual fund also managed by the Investment Adviser. The Goldman Sachs Absolute Return Tracker Fund seeks to deliver long-term total return consistent with investment results that approximate the return and risk patterns of a diversified universe of hedge funds. The Investment Adviser believes that hedge funds derive a large portion of their returns from exposure to sources of market risk (“Market Exposures”) and “Trading Strategies” involving long and/or short positions in Market Exposures and/or individual securities or baskets of securities. In seeking to meet its investment objective, the Goldman Sachs Absolute Return Tracker Fund uses a dynamic investment process to seek to identify the appropriate weights to Market Exposures and Trading Strategies that approximate the return and risk patterns of specific hedge fund sub-strategies. The hedge fund sub-strategies whose returns the Goldman Sachs Absolute Return Tracker Fund seeks to approximate include, but are not limited to, Equity Long Short, Event Driven, Relative Value, and Macro sub-strategies (each a “Hedge Fund Sub-Strategy”). The Goldman Sachs Absolute Return Tracker Fund allocates to the relevant Market Exposures and Trading Strategies of each of the Hedge Fund Sub-Strategies based on the weights of these Hedge Fund Sub-Strategies in the industry. To establish the Market Exposures and Trading Strategies that drive the returns of the Hedge Fund Sub-Strategies the Investment Adviser uses industry analysis of hedge funds, including hedge fund return databases, prime brokerage reports, industry participants and regulatory filings and other public sources. The Investment Adviser then applies a quantitative methodology, in combination with a qualitative overlay, to assess the appropriate weight to each Market Exposure and Trading Strategy. The Goldman Sachs Absolute Return Tracker Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to: U.S. and non-U.S. (including emerging market) equity indices; U.S. and non-U.S. (including emerging market) fixed income indices; credit indices; interest rates; commodity indices; foreign currency exchange rates; baskets of top positions held by hedge funds; single stocks and single commodities; volatility; and market momentum/trends. The exposure of the Goldman Sachs Absolute Return Tracker Fund to any particular Market Exposure varies from time to time. Neither the Fund nor the Goldman Sachs Absolute Return Tracker Fund invests in hedge funds.

The Goldman Sachs Absolute Return Tracker Fund seeks to gain exposure to the commodities markets by investing in a wholly-owned subsidiary organized as a company under the laws of the Cayman Islands (the “ART Subsidiary”). The ART Subsidiary is advised by the Investment Adviser and seeks to gain commodities exposure. The Goldman Sachs Absolute Return Tracker Fund may invest up to 25% of its total assets in the ART Subsidiary. The ART Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments (which may include total return swaps on commodity indexes, sub-indexes and single commodities, as well as commodity (U.S. or foreign) futures, commodity options and commodity-linked notes).

Additional Information

As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasury securities or short-term investments, including money market funds and repurchase agreements. For cash management purposes, the Fund may also invest in cash equivalents and short-term government bonds. In addition, the Fund may from time to time hold foreign currencies.

The Fund is not subject to any maturity or duration limitations with respect to individual fixed income holdings or the Fund’s collective fixed income portfolio, and the Fund is not restricted in its ability to invest in high yield non-investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality).

The Fund’s benchmark is a composite comprised of the Barclays U.S. Government Inflation-Linked Bond Index (20%), Markit CDX North American High Yield 5-Year Index (20%), Markit CDX Emerging Market 5-Year Index (Net, USD, Unhedged) (20%), HFRX™ Global Hedge Fund Index* (Net, USD, Unhedged) (20%), Bloomberg Roll Select Commodity Index (10%), Dow Jones Global Select Real Estate Securities Index (Net, USD, Unhedged) (5%) and FTSE Emerging Index (Net, USD, Unhedged) (5%) (the “Retirement Portfolio Completion Composite Index”).

*       The HFRX™ Global Hedge Fund Index (Gross, USD, Unhedged) is a trademark of Hedge Fund Research, Inc. (“HFR”). HFR has not participated in the formation of the Fund. HFR does not endorse or approve the Fund or make any recommendation with respect to investing in the Fund.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”) AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Absence of Regulation.  The Fund engages in over-the-counter (“OTC”) transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges.

Commodity Sector Risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity linked investments in which the Fund or the ART Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Counterparty Risk.  Many of the protections afforded to participants on some organized exchanges, such as the security afforded by transacting through a clearinghouse, might not be available in connection with OTC transactions. Therefore, in those instances in which the Fund enters into OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.

Credit/Default Risk.  An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”). To the extent that the Fund invests in non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk.  Loss may result from the Fund’s investments in forwards, futures, swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.

Expenses Risk.  By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, the investor will incur not only a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, sanctions, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging countries, these risks may be more pronounced.

Geographic Risk.  Concentration of the investments of the Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in that country or region.

Index/Tracking Error Risk.  While the Investment Adviser will utilize certain indices as references for making investments for the Fund in the Underlying Asset Classes, the Fund will not attempt to fully replicate the investments, or match the performance, of each such index. Accordingly, the Fund’s allocations to any Underlying Asset Class, and thus the Fund’s overall portfolio composition and performance may not match, and may vary substantially from, that of any index that it may use to measure its investment performance (whether overall or with respect to any Underlying Asset Class) for any period of time. Unlike the Fund, the returns of an index are not reduced by investment and other operating expenses. At times, the Fund’s assets may not be fully invested in securities and instruments attempting to approximate the returns of an index. Due to regulatory or market constraints, the Fund may be unable to obtain sufficient exposure to a particular asset class (e.g., commodities).

Inflation Protected Securities Risk.  The value of Inflation Protected Securities (“IPS”) generally fluctuates in response to inflationary concerns. As inflationary expectations increase, IPS will become more attractive, because they protect future interest payments and principal against inflation. Conversely, as inflationary concerns decrease, IPS will become less attractive and less valuable.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market Risk.  The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk.  The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Fixed Income Securities Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly referred to as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Publicly Traded Partnerships (“PTP”) Risk.  In addition to the risks associated with the underlying assets and exposures within a PTP (which in the case of the Fund’s expected PTP investments, include derivatives and the commodity sector risks), risks of investments in PTPs may include, among others: dependence upon specialized skills of the PTP’s manager, potential lack of liquidity and limitations on voting and distribution rights.

Real Estate Industry Risk.  Risks associated with investments in the real estate industry include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

REIT Risk.  REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Sovereign Default Risk.  An issuer of non-U.S. sovereign debt, such as Germany or Japan, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, or levels of foreign debt or foreign currency exchange rates.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR, Class R and Class R6 Shares compare to those of certain broad-based securities market indices and to the Retirement Portfolio Completion Composite Index, a composite representation prepared by the Investment Adviser of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range. Effective at the close of business on February 27, 2015, the components of the Retirement Portfolio Completion Composite Index changed from the S&P 500® Index (60%) and the Barclays U.S. Aggregate Bond Index (40%) to a blend of the Barclays U.S. Government Inflation-Linked Bond Index (20%), Markit CDX North American High Yield 5-Year Index (20%), Markit CDX Emerging Market 5-Year Index (Net, USD, Unhedged) (20%), HFRX™ Global Hedge Fund Index (Net, USD, Unhedged) (20%), Bloomberg Roll Select Commodity Index (10%), Dow Jones Global Select Real Estate Securities Index (Net, USD, Unhedged) (5%) and FTSE Emerging Index (Net, USD, Unhedged) (5%). The Investment Adviser believes that the Retirement Portfolio Completion Composite Index (as modified) is a more appropriate benchmark against which to measure the performance of the Fund. In connection with this benchmark change, there was no change to the investment philosophy or strategy of the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 6-month period ended June 30, 2015 was –0.21%. Best Quarter Q2 ‘14 +3.26% Worst Quarter Q3 ‘14 –3.93%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Average Annual Total Returns - Goldman Sachs Retirement Portfolio Completion Fund		1 Year	Since Inception	Inception Date
Class A Shares		(5.52%)	(1.72%)	Sep. 28, 2012
Class A Shares | Returns After Taxes on Distributions		(6.08%)	(2.25%)	Sep. 28, 2012
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		(3.04%)	(1.52%)	Sep. 28, 2012
Class C Shares		(3.64%)	(0.82%)	Sep. 28, 2012
Institutional Shares		(1.54%)	0.32%	Sep. 28, 2012
Class IR Shares		(1.60%)	0.19%	Sep. 28, 2012
Class R Shares		(2.15%)	(0.32%)	Sep. 28, 2012
Class R Shares | Retirement Portfolio Completion Composite Index (Before 2/27/15)		10.62%	12.26%	Sep. 28, 2012
Class R Shares | S&P 500® (total return, unhedged, USD)		13.69%	19.63%	Sep. 28, 2012
Class R Shares | Barclays U.S. Aggregate Bond Index		5.97%	1.77%	Sep. 28, 2012
Class R Shares | Retirement Portfolio Completion Composite Index (After 2/27/15)		(0.23%)	0.82%	Sep. 28, 2012
Class R Shares | Barclays U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees or expenses)		4.43%	(2.04%)	Sep. 28, 2012
Class R Shares | Markit CDX North American High Yield 5-Year Index (reflects no deduction for fees or expenses)		1.55%	8.37%	Sep. 28, 2012
Class R Shares | Markit CDX Emerging Market 5-Year Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)		(3.48%)	(1.73%)	Sep. 28, 2012
Class R Shares | HFRX™ Global Hedge Fund Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)		(0.58%)	3.02%	Sep. 28, 2012
Class R Shares | Bloomberg Roll Select Commodity Index (reflects no deduction for fees or expenses)		(15.17%)	(12.97%)	Sep. 28, 2012
Class R Shares | Dow Jones Global Select Real Estate Securities Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)		18.81%	11.44%	Sep. 28, 2012
Class R Shares | FTSE Emerging Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)		1.55%	1.60%	Sep. 28, 2012
Class R6 Shares	[1]	(1.54%)	0.32%	Jul. 31, 2015
Class R6 Shares | Retirement Portfolio Completion Composite Index (Before 2/27/15)	[1]	10.62%	12.26%	Jul. 31, 2015
Class R6 Shares | S&P 500® (total return, unhedged, USD)	[1]	13.69%	19.63%	Jul. 31, 2015
Class R6 Shares | Barclays U.S. Aggregate Bond Index	[1]	5.97%	1.77%	Jul. 31, 2015
Class R6 Shares | Retirement Portfolio Completion Composite Index (After 2/27/15)	[1]	(0.23%)	0.82%	Jul. 31, 2015
Class R6 Shares | Barclays U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees or expenses)	[1]	4.43%	(2.04%)	Jul. 31, 2015
Class R6 Shares | Markit CDX North American High Yield 5-Year Index (reflects no deduction for fees or expenses)	[1]	1.55%	8.37%	Jul. 31, 2015
Class R6 Shares | Markit CDX Emerging Market 5-Year Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	[1]	(3.48%)	(1.73%)	Jul. 31, 2015
Class R6 Shares | HFRX™ Global Hedge Fund Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	[1]	(0.58%)	3.02%	Jul. 31, 2015
Class R6 Shares | Bloomberg Roll Select Commodity Index (reflects no deduction for fees or expenses)	[1]	(15.17%)	(12.97%)	Jul. 31, 2015
Class R6 Shares | Dow Jones Global Select Real Estate Securities Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	[1]	18.81%	11.44%	Jul. 31, 2015
Class R6 Shares | FTSE Emerging Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	[1]	1.55%	1.60%	Jul. 31, 2015
[1]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares is that of the Institutional Shares. Performance prior to July 31, 2015 has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had similar returns (because these share classes represent interests in the same portfolio of securities) that differed only to the extent that Class R6 Shares and Institutional Shares have different expenses.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares, and returns for Class R and Class R6 Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.